PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 97.7%

Australia — 7.2%
AGL Energy Ltd.	4,795	$62,009
Alumina Ltd.	20,068	32,101
AMP Ltd.	21,837	26,899
APA Group	9,267	71,680
Aristocrat Leisure Ltd.	4,617	95,357
ASX Ltd.	1,560	85,361
Aurizon Holdings Ltd.	15,495	61,704
AusNet Services	12,142	14,874
Australia & New Zealand Banking Group Ltd.	21,748	418,640
Bank of Queensland Ltd.	3,738	25,028
Bendigo & Adelaide Bank Ltd.	4,040	31,331
BHP Group Ltd.	22,654	561,461
BHP Group PLC	16,614	353,888
BlueScope Steel Ltd.	4,455	36,113
Boral Ltd.	9,502	30,977
Brambles Ltd.	12,161	93,572
Caltex Australia Ltd.	2,100	37,306
Challenger Ltd.	4,465	22,211
CIMIC Group Ltd.	829	17,597
Coca-Cola Amatil Ltd.	3,824	27,488
Cochlear Ltd.	418	58,725
Coles Group Ltd.	8,554	88,912
Commonwealth Bank of Australia	13,629	743,547
Computershare Ltd.	3,381	36,854
Crown Resorts Ltd.	2,801	22,781
CSL Ltd.	3,484	549,529
Dexus	8,813	70,964
Flight Centre Travel Group Ltd.	439	14,104
Fortescue Metals Group Ltd.	11,253	66,838
Goodman Group	13,020	124,612
Harvey Norman Holdings Ltd.	3,235	9,891
Harvey Norman Holdings Ltd.*	190	230
Incitec Pivot Ltd.	13,612	31,145
Insurance Australia Group Ltd.	17,303	92,262
Lendlease Group	4,333	51,355
Macquarie Group Ltd.	2,558	226,313
Magellan Financial Group Ltd.	965	33,504
Medibank Pvt. Ltd.	21,209	48,671
Mirvac Group	31,732	65,538
National Australia Bank Ltd.	21,642	433,836
Newcrest Mining Ltd.	5,921	138,874
Oil Search Ltd.	10,741	53,067
Orica Ltd.	2,861	43,526
Origin Energy Ltd.	14,077	75,725
QBE Insurance Group Ltd.	9,844	83,451
Ramsay Health Care Ltd.	1,058	46,324
REA Group Ltd.	400	29,217
Rio Tinto Ltd.	2,823	176,572
Santos Ltd.	12,884	67,221
Scentre Group	41,172	109,211
SEEK Ltd.	2,700	39,126
Sonic Healthcare Ltd.	3,657	69,236
South32 Ltd.	13,128	23,082
South32 Ltd.	24,967	44,151
Stockland	18,731	57,523

	Number of Shares	Value†

Australia — (continued)
Suncorp Group Ltd.	9,505	$87,571
Sydney Airport	8,538	46,275
Tabcorp Holdings Ltd.	13,929	45,597
Telstra Corp. Ltd.	30,674	72,669
The GPT Group	13,907	57,821
The GPT Group, In Specie*	16,419	0
TPG Telecom Ltd.	2,240	10,493
Transurban Group	21,171	209,911
Treasury Wine Estates Ltd.	5,300	66,429
Vicinity Centres	25,092	43,525
Washington H Soul Pattinson & Co., Ltd.	819	11,625
Wesfarmers Ltd.	8,968	240,908
Westpac Banking Corp.	26,505	530,247
Woodside Petroleum Ltd.	7,375	161,180
Woolworths Group Ltd.	9,677	243,494
WorleyParsons Ltd.	2,442	21,443
		7,780,702

Austria — 0.2%
ANDRITZ AG	564	23,052
Erste Group Bank AG*	2,258	74,670
OMV AG	1,135	60,915
Raiffeisen Bank International AG	1,156	26,825
Verbund AG	518	28,343
voestalpine AG	888	20,403
		234,208

Belgium — 1.0%
Ageas	1,453	80,579
Anheuser-Busch InBev N.V.	5,895	561,698
Colruyt S.A.	375	20,551
Groupe Bruxelles Lambert S.A.	597	57,327
KBC Group N.V.	1,908	123,988
Proximus SADP	1,133	33,651
Solvay S.A.	600	62,127
Telenet Group Holding N.V.	377	17,792
UCB S.A.	1,013	73,535
Umicore S.A.	1,648	62,204
		1,093,452

Bermuda — 0.1%
Jardine Strategic Holdings Ltd.	1,700	50,796

China — 0.1%
BeiGene Ltd. ADR*	300	36,738
Sands China Ltd.	19,600	88,776
Yangzijiang Shipbuilding Holdings Ltd.	19,000	13,197
		138,711

Denmark — 1.8%
A.P. Moller - Maersk A/S, Class B	51	57,671
A.P. Moller - Maersk A/S, Class A	31	33,082
Carlsberg A/S, Class B	840	124,162
Chr Hansen Holding A/S	775	65,779
Coloplast A/S, Class B	905	108,997
Danske Bank A/S	5,371	74,787
Demant A/S*	713	18,262
DSV Panalpina A/S	1,714	163,094

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Denmark — (continued)
Genmab A/S*	496	$100,685
H Lundbeck A/S	500	16,584
ISS A/S	1,307	32,341
Novo Nordisk A/S, Class B	13,778	708,315
Novozymes A/S, Class B	1,690	71,055
Orsted A/S144A @	1,454	135,128
Pandora A/S	825	33,109
Tryg A/S	965	27,654
Vestas Wind Systems A/S	1,427	110,786
		1,881,491

Finland — 1.1%
Elisa OYJ	1,000	51,555
Fortum OYJ	3,489	82,484
Kone OYJ, Class B	2,641	150,376
Metso OYJ	784	29,284
Neste OYJ	3,173	105,032
Nokia OYJ	44,580	225,944
Nokian Renkaat OYJ	902	25,444
Nordea Bank Abp	24,884	176,467
Nordea Bank Abp	345	2,445
Orion OYJ, Class B	750	27,974
Sampo OYJ, Class A	3,451	137,217
Stora Enso OYJ, Class R	4,323	52,090
UPM-Kymmene OYJ	4,158	122,909
Wartsila OYJ Abp	3,552	39,780
		1,229,001

France — 10.4%
Accor S.A.	1,399	58,325
Aeroports de Paris	215	38,244
Air Liquide S.A.	3,307	470,745
Alstom S.A.	1,201	49,783
Amundi S.A.144A @	462	32,228
Arkema S.A.	503	46,886
Atos S.E.	732	51,605
AXA S.A.	14,894	380,357
BioMerieux	318	26,307
BNP Paribas S.A.	8,651	421,202
Bollore S.A.	7,224	29,936
Bouygues S.A.	1,817	72,781
Bureau Veritas S.A.	2,356	56,751
Capgemini S.E.	1,222	143,981
Carrefour S.A.	4,723	82,675
Casino Guichard Perrachon S.A.	468	22,337
Cie de Saint-Gobain	3,700	145,182
Cie Generale des Etablissements Michelin SCA	1,357	151,457
CNP Assurances	1,195	23,093
Covivio	381	40,323
Credit Agricole S.A.	8,891	107,955
Danone S.A.	4,751	418,516
Dassault Aviation S.A.	18	25,466
Dassault Systemes S.E.	999	142,369
Edenred	1,884	90,414
Eiffage S.A.	567	58,785
Electricite de France S.A.	4,450	49,813

	Number of Shares	Value†

France — (continued)
Engie S.A.	14,037	$229,189
EssilorLuxottica S.A.	2,223	320,437
Eurazeo S.E.	333	24,772
Eutelsat Communications S.A.	1,342	24,976
Faurecia S.E.	580	27,512
Gecina S.A.	364	57,210
Getlink S.E.	3,609	54,206
Hermes International	251	173,449
ICADE	232	20,748
Iliad S.A.	205	19,265
Imerys S.A.	213	8,562
Ingenico Group S.A.	462	45,068
Ipsen S.A.	293	27,816
JCDecaux S.A.	510	13,808
Kering S.A.	581	296,082
Klepierre S.A.	1,645	55,869
L’Oreal S.A.	1,948	545,458
Legrand S.A.	2,123	151,519
LVMH Moet Hennessy Louis Vuitton S.E.	2,147	853,329
Natixis S.A.	7,282	30,200
Orange S.A.	15,761	247,288
Pernod Ricard S.A.	1,629	290,122
Peugeot S.A.	4,412	110,027
Publicis Groupe S.A.	1,660	81,637
Remy Cointreau S.A.	159	21,108
Renault S.A.	1,498	85,981
Safran S.A.	2,516	396,129
Sanofi	8,690	805,663
Sartorius Stedim Biotech	210	29,390
Schneider Electric S.E.	4,225	370,707
SCOR S.E.	1,198	49,475
SEB S.A.	179	27,178
Societe BIC S.A.	226	15,174
Societe Generale S.A.	5,981	163,888
Sodexo S.A.	698	78,361
Suez	2,717	42,718
Teleperformance	442	95,822
Thales S.A.	831	95,557
TOTAL S.A.	18,179	948,806
Ubisoft Entertainment S.A.*	622	44,975
Unibail-Rodamco-Westfield	5,440	39,104
Unibail-Rodamco-Westfield	772	112,543
Valeo S.A.	1,888	61,221
Veolia Environnement S.A.	4,205	106,607
Vinci S.A.	3,911	421,251
Vivendi S.A.	7,242	198,757
Wendel S.A.	185	25,528
Worldline S.A.*144A @	621	39,190
		11,221,198

Germany — 7.7%
1&1 Drillisch AG	408	12,718
adidas AG	1,382	430,279
Allianz S.E.	3,202	746,343
Axel Springer S.E.*	327	22,454
BASF S.E.	6,888	481,388
Bayer AG	6,994	493,141

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Germany — (continued)
Bayerische Motoren Werke AG	2,505	$176,352
Beiersdorf AG	792	93,403
Brenntag AG	1,140	55,169
Carl Zeiss Meditec AG	302	34,431
Commerzbank AG	7,915	45,913
Continental AG	879	112,765
Covestro AG144A @	1,214	60,073
Daimler AG	6,962	346,176
Delivery Hero S.E.*144A @	704	31,276
Deutsche Bank AG	15,234	114,089
Deutsche Boerse AG	1,504	235,074
Deutsche Lufthansa AG	1,773	28,176
Deutsche Post AG	7,550	252,182
Deutsche Telekom AG	25,542	428,563
Deutsche Wohnen S.E.	2,738	99,944
E.ON S.E.	17,438	169,520
Evonik Industries AG	1,319	32,563
Fraport AG Frankfurt Airport Services Worldwide	349	29,602
Fresenius Medical Care AG & Co., KGaA	1,627	109,416
Fresenius S.E. & Co., KGaA	3,201	149,658
GEA Group AG	1,137	30,697
Hannover Rueck S.E.	474	80,131
HeidelbergCement AG	1,153	83,345
Henkel AG & Co., KGaA	773	70,773
HOCHTIEF AG	160	18,242
HUGO BOSS AG	454	24,321
Infineon Technologies AG	9,735	175,204
KION Group AG	553	29,082
Knorr-Bremse AG	363	34,121
LANXESS AG	691	42,177
Merck KGaA	1,036	116,702
METRO AG	1,204	19,002
MTU Aero Engines AG	398	105,761
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,124	290,841
Puma S.E.	680	52,623
RWE AG	4,378	136,904
SAP S.E.	7,557	888,584
Siemens AG	5,758	616,613
Siemens Healthineers AG144A @	1,145	45,046
Symrise AG	1,032	100,290
Telefonica Deutschland Holding AG	5,808	16,193
thyssenkrupp AG	3,349	46,377
TUI AG	3,515	40,876
Uniper S.E.	1,539	50,474
United Internet AG	908	32,392
Volkswagen AG	247	42,456
Vonovia S.E.	3,871	196,404
Wirecard AG	897	143,476
Zalando S.E.*144A @	869	39,668
		8,359,443

Hong Kong — 3.2%
AIA Group Ltd.	93,200	880,547
ASM Pacific Technology Ltd.	2,500	30,526
BOC Hong Kong Holdings Ltd.	28,000	95,028

	Number of Shares	Value†

Hong Kong — (continued)
CK Asset Holdings Ltd.	19,670	$133,263
CK Hutchison Holdings Ltd.	20,628	182,127
CK Infrastructure Holdings Ltd.	5,000	33,651
CLP Holdings Ltd.	12,500	131,336
Dairy Farm International Holdings Ltd.	2,600	16,380
Galaxy Entertainment Group Ltd.	16,000	99,519
Hang Lung Properties Ltd.	14,000	31,795
Hang Seng Bank Ltd.	5,900	127,218
Henderson Land Development Co., Ltd.	11,891	55,376
HK Electric Investments & HK Electric Investments Ltd.	20,777	19,802
HKT Trust & HKT Ltd.	30,240	47,997
Hong Kong & China Gas Co., Ltd.	80,846	157,613
Hong Kong Exchanges & Clearing Ltd.	9,365	274,819
Hongkong Land Holdings Ltd.	9,000	50,580
Hysan Development Co., Ltd.	5,140	20,723
Kerry Properties Ltd.	5,509	16,975
Link REIT	16,676	183,937
Melco Resorts & Entertainment Ltd. ADR	1,367	26,533
MGM China Holdings Ltd.	8,400	13,097
MTR Corp., Ltd.	11,671	65,520
New World Development Co., Ltd.	45,832	59,529
NWS Holdings Ltd.	10,013	15,509
PCCW Ltd.	33,068	18,564
Power Assets Holdings Ltd.	10,500	70,534
Shangri-La Asia Ltd.	6,666	6,804
Sino Land Co., Ltd.	23,079	34,688
SJM Holdings Ltd.	17,000	16,159
Sun Hung Kai Properties Ltd.	12,161	175,021
Swire Pacific Ltd., Class A	3,500	32,577
Swire Properties Ltd.	9,336	29,303
Techtronic Industries Co., Ltd.	10,000	69,600
The Bank of East Asia Ltd.	8,875	21,854
The Wharf Holdings Ltd.	9,000	19,636
Vitasoy International Holdings Ltd.	6,000	24,306
WH Group Ltd.144A @	77,323	69,256
Wharf Real Estate Investment Co., Ltd.	9,000	49,147
Wheelock & Co., Ltd.	6,000	34,181
Yue Yuen Industrial Holdings Ltd.	4,500	12,315
		3,453,345

Ireland — 0.8%
AerCap Holdings N.V.*	913	49,987
AIB Group PLC	6,225	18,482
Bank of Ireland Group PLC	7,345	29,141
CRH PLC	6,126	210,928
Experian PLC	6,923	221,230
Flutter Entertainment PLC	632	59,076
James Hardie Industries PLC	3,548	59,533
Kerry Group PLC, Class A	1,262	147,593
Kingspan Group PLC	1,165	56,887
Smurfit Kappa Group PLC	1,724	51,299
		854,169

Isle of Man — 0.0%
GVC Holdings PLC	4,148	37,914

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Israel — 0.6%
Azrieli Group Ltd.	283	$22,225
Bank Hapoalim BM*	8,292	65,358
Bank Leumi Le-Israel BM	11,337	80,684
Check Point Software Technologies Ltd.*	912	99,864
CyberArk Software Ltd.*	300	29,946
Elbit Systems Ltd.	186	30,819
Israel Chemicals Ltd.	5,884	29,215
Israel Discount Bank Ltd., Class A	8,729	38,394
Mizrahi Tefahot Bank Ltd.	1,214	30,173
Nice Ltd.*	488	71,735
Teva Pharmaceutical Industries Ltd.*	7,232	49,763
Teva Pharmaceutical Industries Ltd. ADR*	1,100	7,568
Wix.com Ltd.*	400	46,696
		602,440

Italy — 2.0%
Assicurazioni Generali SpA	8,251	159,899
Atlantia SpA	3,881	93,866
Davide Campari-Milano SpA	4,464	40,335
Enel SpA	62,353	465,607
Eni SpA	19,443	297,408
Ferrari N.V.	972	149,963
FinecoBank Banca Fineco SpA	3,881	41,083
Intesa Sanpaolo SpA	113,627	269,432
Leonardo SpA	3,179	37,387
Mediobanca Banca di Credito Finanziario SpA	4,539	49,572
Moncler SpA	1,369	48,793
Pirelli & C SpA144A @	3,060	18,104
Poste Italiane SpA144A @	4,029	45,803
Prysmian SpA	1,822	39,122
Recordati SpA	813	34,878
Snam SpA	15,675	79,172
Telecom Italia SpA*	60,149	34,321
Telecom Italia SpA, RSP	40,890	22,355
Terna Rete Elettrica Nazionale SpA	10,172	65,347
UniCredit SpA	15,918	187,726
		2,180,173

Japan — 24.2%
ABC-Mart, Inc.	200	12,708
Acom Co., Ltd.	3,200	12,548
Advantest Corp.	1,500	66,243
Aeon Co., Ltd.	5,300	97,079
AEON Financial Service Co., Ltd.	700	10,527
Aeon Mall Co., Ltd.	710	11,196
AGC, Inc.	1,400	43,376
Air Water, Inc.	1,000	17,868
Aisin Seiki Co., Ltd.	1,200	37,679
Ajinomoto Co., Inc.	3,400	64,148
Alfresa Holdings Corp.	1,300	29,012
Alps Alpine Co., Ltd.	1,400	26,116
Amada Holdings Co., Ltd.	2,400	25,837
ANA Holdings, Inc.	800	26,887
Aozora Bank Ltd.	1,000	24,990
Asahi Group Holdings Ltd.	2,900	143,491
Asahi Intecc Co., Ltd.	1,400	36,733

	Number of Shares	Value†

Japan — (continued)
Asahi Kasei Corp.	9,500	$93,484
Astellas Pharma, Inc.	14,900	212,011
Bandai Namco Holdings, Inc.	1,500	93,364
Benesse Holdings, Inc.	500	12,976
Bridgestone Corp.	4,600	178,001
Brother Industries Ltd.	1,800	32,562
Calbee, Inc.	600	18,645
Canon, Inc.	7,700	205,274
Casio Computer Co., Ltd.	1,500	23,237
Central Japan Railway Co.	1,100	226,053
Chubu Electric Power Co., Inc.	5,200	75,265
Chugai Pharmaceutical Co., Ltd.	1,700	132,069
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	22,419
Concordia Financial Group Ltd.	8,800	33,694
Credit Saison Co., Ltd.	1,000	13,401
CyberAgent, Inc.	800	30,705
Dai Nippon Printing Co., Ltd.	2,000	51,625
Dai-ichi Life Holdings, Inc.	8,100	122,034
Daicel Corp.	2,000	16,888
Daifuku Co., Ltd.	800	41,212
Daiichi Sankyo Co., Ltd.	4,400	276,880
Daikin Industries Ltd.	2,000	262,289
Daito Trust Construction Co., Ltd.	600	76,634
Daiwa House Industry Co., Ltd.	4,300	139,429
Daiwa House REIT Investment Corp.	16	44,985
Daiwa Securities Group, Inc.	13,000	57,879
Denso Corp.	3,300	144,941
Dentsu, Inc.	1,700	59,824
Disco Corp.	200	37,845
East Japan Railway Co.	2,400	228,846
Eisai Co., Ltd.	1,900	96,489
Electric Power Development Co., Ltd.	1,000	22,798
FamilyMart Co., Ltd.	2,000	48,703
FANUC Corp.	1,500	282,173
Fast Retailing Co., Ltd.	400	237,540
Fuji Electric Co., Ltd.	1,100	33,623
FUJIFILM Holdings Corp.	2,900	127,131
Fujitsu Ltd.	1,500	120,069
Fukuoka Financial Group, Inc.	1,200	22,652
GMO Payment Gateway, Inc.	300	20,060
Hakuhodo DY Holdings, Inc.	1,500	21,656
Hamamatsu Photonics K.K.	1,000	37,087
Hankyu Hanshin Holdings, Inc.	1,800	69,336
Hikari Tsushin, Inc.	100	21,623
Hino Motors Ltd.	2,000	16,462
Hirose Electric Co., Ltd.	220	26,939
Hisamitsu Pharmaceutical Co., Inc.	400	17,480
Hitachi Chemical Co., Ltd.	800	26,081
Hitachi Construction Machinery Co., Ltd.	700	16,865
Hitachi High-Technologies Corp.	500	28,856
Hitachi Ltd.	7,400	275,331
Hitachi Metals Ltd.	1,400	15,097
Honda Motor Co., Ltd.	12,800	331,291
Hoshizaki Corp.	400	31,408
Hoya Corp.	3,000	244,689
Hulic Co., Ltd.	2,500	25,549

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Japan — (continued)
Idemitsu Kosan Co., Ltd.	1,356	$38,313
IHI Corp.	1,200	26,059
Iida Group Holdings Co., Ltd.	1,000	16,259
Inpex Corp.	8,100	74,247
Isetan Mitsukoshi Holdings Ltd.	2,500	19,931
Isuzu Motors Ltd.	4,000	44,042
ITOCHU Corp.	10,700	220,779
Itochu Techno-Solutions Corp.	700	18,529
J. Front Retailing Co., Ltd.	2,000	23,380
Japan Airlines Co., Ltd.	800	23,765
Japan Airport Terminal Co., Ltd.	300	12,985
Japan Exchange Group, Inc.	4,000	62,853
Japan Post Bank Co., Ltd.	3,000	29,050
Japan Post Holdings Co., Ltd.	12,300	113,188
Japan Prime Realty Investment Corp.	6	28,467
Japan Real Estate Investment Corp.	10	67,052
Japan Retail Fund Investment Corp.	20	42,284
Japan Tobacco, Inc.	9,500	207,880
JFE Holdings, Inc.	3,800	45,688
JGC Holdings Corp.	1,600	20,909
JSR Corp.	1,500	23,986
JTEKT Corp.	1,500	17,188
JXTG Holdings, Inc.	24,090	109,706
Kajima Corp.	3,500	45,868
Kakaku.com, Inc.	1,100	27,041
Kamigumi Co., Ltd.	1,000	22,640
Kaneka Corp.	400	12,449
Kansai Paint Co., Ltd.	1,400	32,512
Kao Corp.	3,800	280,594
Kawasaki Heavy Industries Ltd.	1,000	22,123
KDDI Corp.	14,000	365,780
Keihan Holdings Co., Ltd.	800	35,551
Keikyu Corp.	1,600	31,001
Keio Corp.	800	49,794
Keisei Electric Railway Co., Ltd.	1,000	41,110
Keyence Corp.	682	421,973
Kikkoman Corp.	1,200	57,267
Kintetsu Group Holdings Co., Ltd.	1,300	67,690
Kirin Holdings Co., Ltd.	6,300	133,312
Kobayashi Pharmaceutical Co., Ltd.	400	30,409
Kobe Steel Ltd.	2,600	13,851
Koito Manufacturing Co., Ltd.	800	39,066
Komatsu Ltd.	7,000	160,231
Konami Holdings Corp.	700	33,794
Konica Minolta, Inc.	3,200	22,256
Kose Corp.	200	33,757
Kubota Corp.	8,400	126,981
Kuraray Co., Ltd.	2,600	31,909
Kurita Water Industries Ltd.	800	21,405
Kyocera Corp.	2,500	155,029
Kyowa Kirin Co., Ltd.	2,000	38,807
Kyushu Electric Power Co., Inc.	2,900	27,357
Kyushu Railway Co.	1,200	38,234
Lawson, Inc.	400	20,458
LINE Corp.*	600	21,447
Lion Corp.	1,500	29,563

	Number of Shares	Value†

Japan — (continued)
LIXIL Group Corp.	2,100	$36,902
M3, Inc.	3,000	72,194
Makita Corp.	1,600	50,312
Marubeni Corp.	11,700	77,661
Marui Group Co., Ltd.	1,500	31,658
Maruichi Steel Tube Ltd.	300	7,916
Mazda Motor Corp.	4,500	39,933
McDonald’s Holdings Co., Japan Ltd.	400	19,348
Mebuki Financial Group, Inc.	7,020	17,270
Medipal Holdings Corp.	1,600	35,603
MEIJI Holdings Co., Ltd.	900	65,591
Mercari, Inc.*	600	14,899
MINEBEA MITSUMI, Inc.	3,000	47,473
MISUMI Group, Inc.	2,200	51,742
Mitsubishi Chemical Holdings Corp.	9,500	67,662
Mitsubishi Corp.	10,700	262,342
Mitsubishi Electric Corp.	14,000	185,480
Mitsubishi Estate Co., Ltd.	9,400	181,176
Mitsubishi Gas Chemical Co., Inc.	1,100	14,670
Mitsubishi Heavy Industries Ltd.	2,400	93,936
Mitsubishi Materials Corp.	900	24,264
Mitsubishi Motors Corp.	5,200	22,555
Mitsubishi Tanabe Pharma Corp.	1,900	20,823
Mitsubishi UFJ Financial Group, Inc.	96,700	490,453
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	20,199
Mitsui & Co., Ltd.	13,100	214,204
Mitsui Chemicals, Inc.	1,400	31,282
Mitsui Fudosan Co., Ltd.	7,100	175,916
Mitsui OSK Lines Ltd.	1,000	25,249
Mizuho Financial Group, Inc.	190,380	291,579
MonotaRO Co., Ltd.	1,000	26,136
MS&AD Insurance Group Holdings, Inc.	3,690	119,445
Murata Manufacturing Co., Ltd.	4,600	220,587
Nabtesco Corp.	900	27,843
Nagoya Railroad Co., Ltd.	1,400	41,822
NEC Corp.	2,000	84,347
Nexon Co., Ltd.*	3,700	44,862
NGK Insulators Ltd.	2,000	28,467
NGK Spark Plug Co., Ltd.	1,100	20,937
NH Foods Ltd.	600	24,111
Nidec Corp.	1,700	228,291
Nikon Corp.	2,400	29,921
Nintendo Co., Ltd.	900	333,114
Nippon Building Fund, Inc.	10	76,763
Nippon Electric Glass Co., Ltd.	700	15,563
Nippon Express Co., Ltd.	600	30,576
Nippon Paint Holdings Co., Ltd.	1,100	57,073
Nippon Prologis REIT, Inc.	15	41,077
Nippon Steel Corp.	6,517	90,741
Nippon Telegraph & Telephone Corp.	5,100	243,196
Nippon Yusen K.K.	1,300	21,702
Nissan Chemical Corp.	1,000	41,572
Nissan Motor Co., Ltd.	18,100	112,844
Nisshin Seifun Group, Inc.	1,315	24,299
Nissin Foods Holdings Co., Ltd.	500	36,069
Nitori Holdings Co., Ltd.	600	87,732

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Japan — (continued)
Nitto Denko Corp.	1,300	$62,568
Nomura Holdings, Inc.	26,000	110,108
Nomura Real Estate Holdings, Inc.	1,000	21,586
Nomura Real Estate Master Fund, Inc.	28	50,549
Nomura Research Institute Ltd.	2,730	54,310
NSK Ltd.	3,000	25,249
NTT Data Corp.	5,000	64,462
NTT DOCOMO, Inc.	10,500	267,343
Obayashi Corp.	5,000	49,757
Obic Co., Ltd.	500	56,971
Odakyu Electric Railway Co., Ltd.	2,100	50,264
Oji Holdings Corp.	6,000	27,968
Olympus Corp.	8,800	118,500
Omron Corp.	1,500	81,988
Ono Pharmaceutical Co., Ltd.	2,800	50,678
Oracle Corp. Japan	300	25,998
Oriental Land Co., Ltd.	1,600	243,274
ORIX Corp.	10,200	151,974
Osaka Gas Co., Ltd.	2,900	55,439
Otsuka Corp.	800	31,852
Otsuka Holdings Co., Ltd.	2,900	108,356
Pan Pacific International Holdings Corp.	3,200	53,420
Panasonic Corp.	17,100	138,476
Park24 Co., Ltd.	800	18,556
PeptiDream, Inc.*	700	33,212
Persol Holdings Co., Ltd.	1,400	26,440
Pigeon Corp.	900	37,082
Pola Orbis Holdings, Inc.	800	17,898
Rakuten, Inc.	6,300	62,053
Recruit Holdings Co., Ltd.	9,400	285,673
Renesas Electronics Corp.*	6,600	42,850
Resona Holdings, Inc.	16,400	70,226
Ricoh Co., Ltd.	5,000	44,994
Rinnai Corp.	300	20,143
Rohm Co., Ltd.	700	53,410
Ryohin Keikaku Co., Ltd.	2,000	37,327
Sankyo Co., Ltd.	400	13,743
Santen Pharmaceutical Co., Ltd.	3,000	52,106
SBI Holdings, Inc.	1,710	36,549
Secom Co., Ltd.	1,600	145,876
Sega Sammy Holdings, Inc.	1,200	16,781
Seibu Holdings, Inc.	1,600	27,864
Seiko Epson Corp.	2,200	30,927
Sekisui Chemical Co., Ltd.	3,000	46,419
Sekisui House Ltd.	4,600	90,405
Seven & i Holdings Co., Ltd.	5,800	221,647
Seven Bank Ltd.	5,300	14,509
SG Holdings Co., Ltd.	1,100	26,909
Sharp Corp.	1,200	13,262
Shimadzu Corp.	1,600	40,368
Shimamura Co., Ltd.	200	15,834
Shimano, Inc.	600	90,340
Shimizu Corp.	4,000	36,180
Shin-Etsu Chemical Co., Ltd.	2,800	299,357
Shinsei Bank Ltd.	1,400	20,380
Shionogi & Co., Ltd.	2,100	116,512

	Number of Shares	Value†

Japan — (continued)
Shiseido Co., Ltd.	3,100	$247,398
Showa Denko K.K.	1,000	26,127
SMC Corp.	400	170,543
Softbank Corp.	12,700	171,957
SoftBank Group Corp.	13,000	509,780
Sohgo Security Services Co., Ltd.	500	26,173
Sompo Holdings, Inc.	2,725	113,839
Sony Corp.	10,000	587,006
Sony Financial Holdings, Inc.	1,200	25,992
Stanley Electric Co., Ltd.	1,000	26,414
Subaru Corp.	4,700	132,143
SUMCO Corp.	1,800	24,139
Sumitomo Chemical Co., Ltd.	12,000	53,827
Sumitomo Corp.	9,500	148,310
Sumitomo Dainippon Pharma Co., Ltd.	1,100	18,058
Sumitomo Electric Industries Ltd.	5,900	74,811
Sumitomo Heavy Industries Ltd.	800	23,676
Sumitomo Metal Mining Co., Ltd.	1,800	55,719
Sumitomo Mitsui Financial Group, Inc.	10,500	358,821
Sumitomo Mitsui Trust Holdings, Inc.	2,543	91,630
Sumitomo Realty & Development Co., Ltd.	2,700	102,706
Sumitomo Rubber Industries Ltd.	1,200	14,228
Sundrug Co., Ltd.	600	18,867
Suntory Beverage & Food Ltd.	1,000	42,728
Suzuken Co., Ltd.	640	34,331
Suzuki Motor Corp.	2,900	123,027
Sysmex Corp.	1,300	86,951
T&D Holdings, Inc.	4,300	45,535
Taiheiyo Cement Corp.	800	21,390
Taisei Corp.	1,600	61,928
Taisho Pharmaceutical Holdings Co., Ltd.	300	21,780
Taiyo Nippon Sanso Corp.	1,000	20,190
Takeda Pharmaceutical Co., Ltd.	11,695	399,117
TDK Corp.	1,000	89,434
Teijin Ltd.	1,200	23,040
Terumo Corp.	5,100	164,143
The Bank of Kyoto Ltd.	400	15,630
The Chiba Bank Ltd.	5,000	25,711
The Chugoku Electric Power Co., Inc.	2,100	26,977
The Kansai Electric Power Co., Inc.	5,400	60,355
The Shizuoka Bank Ltd.	3,200	23,824
The Yokohama Rubber Co., Ltd.	1,000	19,986
THK Co., Ltd.	1,000	26,201
Tobu Railway Co., Ltd.	1,400	45,318
Toho Co., Ltd.	900	39,413
Toho Gas Co., Ltd.	600	22,918
Tohoku Electric Power Co., Inc.	3,500	34,118
Tokio Marine Holdings, Inc.	5,100	272,582
Tokyo Century Corp.	300	13,859
Tokyo Electric Power Co., Holdings, Inc.*	12,400	60,667
Tokyo Electron Ltd.	1,200	228,236
Tokyo Gas Co., Ltd.	3,000	75,593
Tokyu Corp.	4,000	75,024
Tokyu Fudosan Holdings Corp.	4,000	25,489
Toppan Printing Co., Ltd.	2,000	35,366
Toray Industries, Inc.	11,000	81,601

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Japan — (continued)
Toshiba Corp.	4,200	$128,185
Tosoh Corp.	1,800	23,773
TOTO Ltd.	1,000	37,410
Toyo Seikan Group Holdings Ltd.	1,000	15,501
Toyo Suisan Kaisha Ltd.	600	24,028
Toyoda Gosei Co., Ltd.	400	8,002
Toyota Industries Corp.	1,200	68,809
Toyota Motor Corp.	17,568	1,172,446
Toyota Tsusho Corp.	1,600	51,570
Trend Micro, Inc.	900	42,784
Tsuruha Holdings, Inc.	300	32,657
Unicharm Corp.	3,000	94,890
United Urban Investment Corp.	21	40,204
USS Co., Ltd.	1,500	29,091
Welcia Holdings Co., Ltd.	400	20,125
West Japan Railway Co.	1,300	109,783
Yakult Honsha Co., Ltd.	900	50,275
Yamada Denki Co., Ltd.	5,300	25,636
Yamaha Corp.	1,200	53,827
Yamaha Motor Co., Ltd.	2,100	38,028
Yamato Holdings Co., Ltd.	2,300	34,588
Yamazaki Baking Co., Ltd.	1,000	17,831
Yaskawa Electric Corp.	1,800	66,007
Yokogawa Electric Corp.	1,600	29,255
Z Holdings Corp.	21,700	61,011
ZOZO, Inc.	1,500	34,571
		26,126,913

Luxembourg — 0.3%
ArcelorMittal	5,168	72,698
Aroundtown S.A.	6,059	49,557
Eurofins Scientific S.E.	87	40,434
Millicom International Cellular S.A.	489	23,725
RTL Group S.A.	294	14,138
SES S.A.	2,712	49,438
Tenaris S.A.	3,478	36,900
		286,890

Macau — 0.0%
Wynn Macau Ltd.	12,400	24,206

Netherlands — 6.2%
ABN AMRO Bank N.V.144A @	3,103	54,706
Adyen N.V.*144A @	78	51,384
Aegon N.V.	13,470	56,040
Airbus S.E.	4,503	585,041
Akzo Nobel N.V.	1,726	153,868
ASML Holding N.V.	3,288	814,411
CNH Industrial N.V.	7,476	76,107
EXOR N.V.	848	56,825
Heineken Holding N.V.	885	88,117
Heineken N.V.	1,977	213,674
ING Groep N.V.	29,868	312,656
Koninklijke Ahold Delhaize N.V.	9,032	225,980
Koninklijke DSM N.V.	1,408	169,426
Koninklijke KPN N.V.	26,565	82,839

	Number of Shares	Value†

Netherlands — (continued)
Koninklijke Philips N.V.	7,110	$329,357
Koninklijke Vopak N.V.	469	24,108
NN Group N.V.	2,293	81,326
NXP Semiconductors N.V.	2,196	239,627
Prosus N.V.*	3,766	276,456
QIAGEN N.V.*	1,662	54,417
Randstad N.V.	923	45,362
Royal Dutch Shell PLC, Class A	33,897	993,600
Royal Dutch Shell PLC, Class B	28,281	833,154
Unilever N.V.	11,286	678,412
Wolters Kluwer N.V.	2,186	159,589
		6,706,469

New Zealand — 0.2%
a2 Milk Co., Ltd.*	5,597	46,474
Auckland International Airport Ltd.	8,209	47,036
Fisher & Paykel Healthcare Corp. Ltd.	4,362	47,255
Fletcher Building Ltd.	5,870	18,930
Meridian Energy Ltd.	10,924	35,571
Ryman Healthcare Ltd.	2,831	23,560
Spark New Zealand Ltd.	14,196	39,203
		258,029

Norway — 0.7%
Aker BP ASA	827	22,126
DNB ASA	7,676	135,208
Equinor ASA	7,543	143,478
Gjensidige Forsikring ASA	1,418	28,110
Mowi ASA	3,540	81,675
Norsk Hydro ASA	10,203	35,888
Orkla ASA	6,430	58,493
Schibsted ASA, Class B	698	19,564
Telenor ASA	5,795	116,280
Yara International ASA	1,445	62,231
		703,053

Portugal — 0.2%
Banco Espirito Santo S.A.*	27,017	0
EDP - Energias de Portugal S.A.	18,562	72,066
Galp Energia SGPS S.A.	3,702	55,784
Jeronimo Martins SGPS S.A.	2,107	35,550
		163,400

Singapore — 1.3%
Ascendas Real Estate Investment Trust	19,362	43,707
CapitaLand Commercial Trust	18,656	27,940
CapitaLand Ltd.	18,600	47,504
CapitaLand Mall Trust	21,700	41,291
City Developments Ltd.	3,000	21,315
ComfortDelGro Corp. Ltd.	15,200	26,394
DBS Group Holdings Ltd.	14,210	257,027
Genting Singapore Ltd.	46,800	29,797
Golden Agri-Resources Ltd.	65,000	10,581
Jardine Cycle & Carriage Ltd.	611	13,262
Jardine Matheson Holdings Ltd.	1,800	96,300
Keppel Corp. Ltd.	11,600	49,769
Oversea-Chinese Banking Corp. Ltd.	25,303	198,815
SATS Ltd.	5,300	18,560

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Singapore — (continued)
Sembcorp Industries Ltd.	9,000	$13,544
Singapore Airlines Ltd.	4,000	26,452
Singapore Exchange Ltd.	6,000	36,769
Singapore Press Holdings Ltd.	12,400	18,661
Singapore Technologies Engineering Ltd.	12,000	33,339
Singapore Telecommunications Ltd.	63,200	141,750
Suntec Real Estate Investment Trust	16,000	21,995
United Overseas Bank Ltd.	9,537	177,057
UOL Group Ltd.	4,307	23,371
Venture Corp. Ltd.	2,100	23,262
Wilmar International Ltd.	16,100	43,449
		1,441,911

Spain — 2.9%
ACS Actividades de Construccion y Servicios S.A.	2,049	81,873
Aena SME S.A.144A @	527	96,500
Amadeus IT Group S.A.	3,464	248,133
Banco Bilbao Vizcaya Argentaria S.A.	50,905	265,242
Banco de Sabadell S.A.	40,310	39,112
Banco Santander S.A.	127,473	519,148
Bankia S.A.	9,428	17,803
Bankinter S.A.	4,820	30,439
CaixaBank S.A.	28,028	73,624
Cellnex Telecom S.A.*144A @	1,456	60,146
Enagas S.A.	1,740	40,320
Endesa S.A.	2,463	64,805
Ferrovial S.A.	3,637	105,090
Grifols S.A.	2,429	71,588
Iberdrola S.A.	44,982	467,534
Industria de Diseno Textil S.A.	8,378	259,339
Mapfre S.A.	8,177	22,023
Naturgy Energy Group S.A.	2,261	59,983
Red Electrica Corp. S.A.	3,505	71,191
Repsol S.A.	11,502	179,776
Siemens Gamesa Renewable Energy S.A.	1,855	25,172
Telefonica S.A.	36,833	281,064
		3,079,905

Sweden — 2.3%
Alfa Laval AB	2,584	51,002
Assa Abloy AB, Class B	7,608	169,332
Atlas Copco AB, Class A	5,080	156,466
Atlas Copco AB, Class B	2,942	79,736
Boliden AB	1,973	45,346
Electrolux AB, Class B	1,720	40,781
Epiroc AB, Class A	5,080	55,062
Epiroc AB, Class B	2,942	30,394
Essity AB, Class B	4,611	134,573
Hennes & Mauritz AB, Class B	6,441	124,867
Hexagon AB, Class B	1,938	93,435
Husqvarna AB, Class B	2,834	21,557
ICA Gruppen AB	771	35,621
Industrivarden AB, Class C	1,227	26,861
Investor AB, Class B	3,449	168,560
Kinnevik AB, Class B	1,832	48,182
L E Lundbergforetagen AB, Class B	602	22,651

	Number of Shares	Value†

Sweden — (continued)
Lundin Petroleum AB	1,488	$44,637
Sandvik AB	8,817	137,351
Securitas AB, Class B	2,230	34,161
Skandinaviska Enskilda Banken AB, Class A	12,734	117,042
Skanska AB, Class B	2,417	48,958
SKF AB, Class B	2,667	44,080
Svenska Handelsbanken AB, Class A	11,598	108,604
Swedbank AB, Class A	6,908	99,437
Swedish Match AB	1,295	53,555
Tele2 AB, Class B	3,797	56,507
Telefonaktiebolaget LM Ericsson, Class B	24,290	194,092
Telia Co., AB	22,078	98,839
Volvo AB, Class B	11,785	165,509
		2,507,198

Switzerland — 9.6%
ABB Ltd.	14,080	276,648
Adecco Group AG	1,232	68,164
Alcon, Inc.*	3,186	185,788
Baloise Holding AG	370	66,285
Barry Callebaut AG	17	35,054
Chocoladefabriken Lindt & Spruengli AG	1	82,761
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	8	59,075
Cie Financiere Richemont S.A.	4,024	295,213
Clariant AG*	1,425	27,742
Coca-Cola HBC AG*	1,625	53,087
Credit Suisse Group AG*	19,503	239,085
Dufry AG*	370	30,948
EMS-Chemie Holding AG	65	40,476
Geberit AG	295	140,872
Givaudan S.A.	70	195,261
Glencore PLC*	83,965	252,677
Julius Baer Group Ltd.*	1,680	74,435
Kuehne + Nagel International AG	402	59,209
LafargeHolcim Ltd.*	3,783	186,184
Lonza Group AG*	566	191,342
Nestle S.A.	23,596	2,559,967
Novartis AG	16,375	1,419,861
Pargesa Holding S.A.	272	20,917
Partners Group Holding AG	150	115,094
Roche Holding AG	5,408	1,573,823
Schindler Holding AG	145	32,340
Schindler Holding AG, Participation Certificates	304	67,985
SGS S.A.	40	99,153
Sika AG	966	141,312
Sonova Holding AG	445	103,442
STMicroelectronics N.V.	5,335	103,098
Straumann Holding AG	74	60,487
Swiss Life Holding AG	273	130,503
Swiss Prime Site AG*	579	56,650
Swiss Re AG	2,324	242,401
Swisscom AG	202	99,639
Temenos AG	515	86,173
The Swatch Group AG	234	62,108
The Swatch Group AG	425	21,355

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Switzerland — (continued)
UBS Group AG*	29,525	$335,172
Vifor Pharma AG	334	53,360
Zurich Insurance Group AG	1,169	447,431

		10,392,577

United Kingdom — 13.6%
3i Group PLC	7,597	108,961
Admiral Group PLC	1,518	39,531
Anglo American PLC	8,060	185,438
Antofagasta PLC	2,581	28,529
Ashtead Group PLC	3,679	102,412
Associated British Foods PLC	2,750	77,870
AstraZeneca PLC	10,215	911,966
Auto Trader Group PLC144A @	6,702	42,026
Aviva PLC	31,017	152,280
BAE Systems PLC	24,719	173,241
Barclays PLC	135,305	250,211
Barratt Developments PLC	7,726	61,556
Berkeley Group Holdings PLC	1,009	51,845
BP PLC	152,653	968,123
British American Tobacco PLC	15,128	559,411
British American Tobacco PLC ADR	2,624	96,826
BT Group PLC	66,929	146,957
Bunzl PLC	2,529	66,077
Burberry Group PLC	3,173	84,815
Carnival PLC	1,266	52,458
Centrica PLC	43,976	39,872
Coca-Cola European Partners PLC	200	11,090
Coca-Cola European Partners PLC	1,576	87,950
Compass Group PLC	12,504	321,782
Croda International PLC	1,021	61,011
DCC PLC	798	69,624
Diageo PLC	18,500	758,143
Direct Line Insurance Group PLC	9,937	36,678
easyJet PLC	1,334	18,862
Evraz PLC	3,788	21,779
Ferguson PLC	1,737	126,947
Fiat Chrysler Automobiles N.V.	8,682	112,345
Fresnillo PLC	1,565	13,154
G4S PLC	12,521	29,128
GlaxoSmithKline PLC	37,809	811,026
Halma PLC	2,847	68,995
Hargreaves Lansdown PLC	2,059	52,633
HSBC Holdings PLC	152,541	1,171,476
Imperial Brands PLC	7,583	170,455
Informa PLC	9,584	100,399
InterContinental Hotels Group PLC	1,282	79,996
Intertek Group PLC	1,257	84,664
Investec PLC	4,543	23,388
ITV PLC	27,237	42,163
J. Sainsbury PLC	12,992	35,111
John Wood Group PLC	5,233	24,444
Johnson Matthey PLC	1,520	57,132
Kingfisher PLC	16,836	42,809
Land Securities Group PLC	5,379	56,640
Legal & General Group PLC	46,330	141,500
Lloyds Banking Group PLC	543,994	361,989

	Number of Shares	Value†

United Kingdom — (continued)
London Stock Exchange Group PLC	2,487	$223,470
Marks & Spencer Group PLC	15,574	35,320
Meggitt PLC	5,739	44,808
Melrose Industries PLC	36,991	91,692
Merlin Entertainments PLC144A @	5,527	30,744
Micro Focus International PLC	2,784	38,913
Mondi PLC	3,784	72,487
National Grid PLC	26,098	282,990
Next PLC	1,027	78,113
NMC Health PLC	796	26,523
Ocado Group PLC*	3,409	55,433
Pearson PLC	5,773	52,384
Persimmon PLC	2,313	61,713
Prudential PLC	18,831	341,515
Reckitt Benckiser Group PLC	5,561	433,770
RELX PLC	6,969	165,818
RELX PLC	7,988	189,802
Rentokil Initial PLC	13,868	79,766
Rio Tinto PLC	8,475	438,594
Rolls-Royce Holdings PLC*	12,875	125,440
Royal Bank of Scotland Group PLC	36,711	93,706
RSA Insurance Group PLC	7,501	49,268
Schroders PLC	960	36,296
Segro PLC	8,841	88,137
Severn Trent PLC	1,743	46,398
Smith & Nephew PLC	6,827	164,440
Smiths Group PLC	2,951	56,966
Spirax-Sarco Engineering PLC	552	53,245
SSE PLC	7,799	119,434
St. James’s Place PLC	4,100	49,373
Standard Chartered PLC	21,440	180,365
Standard Life Aberdeen PLC	18,172	63,857
Taylor Wimpey PLC	25,341	50,320
Tesco PLC	77,466	229,547
The British Land Co., PLC	6,815	49,002
The Sage Group PLC	8,761	74,478
The Weir Group PLC	1,767	30,970
Unilever PLC	8,584	516,110
United Utilities Group PLC	4,874	49,489
Vodafone Group PLC	210,442	419,171
Whitbread PLC	1,041	54,961
Wm Morrison Supermarkets PLC	19,571	48,199
WPP PLC	9,426	117,983

		14,704,728

TOTAL COMMON STOCKS (Cost $85,422,175)		105,512,322

PREFERRED STOCKS — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG	454	25,212
FUCHS PETROLUB S.E.	492	18,479
Henkel AG & Co., KGaA	1,419	140,435
Porsche Automobil Holding S.E.	1,203	78,280
Sartorius AG	272	49,629
Volkswagen AG	1,416	240,859

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
PREFERRED STOCKS — (continued)

TOTAL PREFERRED STOCKS (Cost $454,147)		$552,894

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $290,095)	290,095	290,095

TOTAL INVESTMENTS — 98.5% (Cost $86,166,417)		106,355,311

Other Assets & Liabilities — 1.5%		1,654,375

TOTAL NET ASSETS — 100.0%		$108,009,686

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
144A@

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2019, the aggregate value of Rule 144A securities was $851,278, which represents 0.8% of the Fund’s net assets.

AB — Aktiebolag.

ADR — American Depositary Receipt.

AG — Aktiengesellschaft.

A/S — Aktieselskab.

ASA — Allmennaksjeselskap.

KGaA — Kommanditgesellschaft auf Aktien.

N.V. — Naamloze Vennootschap.

OYJ — Julkinen Osakeyhtiö.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

S.A. — Societe Anonyme.

S.E. — Societas Europaea.

SpA — Società per Azioni.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.3%	$294,908
Aerospace & Defense	1.6%	1,667,831
Agriculture	1.1%	1,142,157
Airlines	0.1%	124,142
Apparel	1.9%	1,976,006
Auto Manufacturers	3.0%	3,183,552
Auto Parts & Equipment	1.0%	1,075,032
Banks	10.5%	11,076,652
Beverages	2.6%	2,709,659
Biotechnology	0.7%	758,007
Building & Real Estate	0.2%	173,589
Building Materials	1.4%	1,504,222
Chemicals	3.2%	3,353,840
Commercial Services	2.6%	2,784,893
Computers	0.6%	665,213
Cosmetics & Personal Care	2.6%	2,709,138
Distribution & Wholesale	1.1%	1,181,152
Diversified Financial Services	2.3%	2,375,519
Diversified Operations	0.2%	201,786
Electric	2.7%	2,849,502
Electrical Components & Equipment	1.2%	1,306,249
Electronics	1.7%	1,788,552
Energy-Alternate Sources	0.1%	135,958
Engineering & Construction	1.4%	1,422,826
Entertainment	0.5%	564,171

Environmental Control	—%	$21,405
Food	5.3%	5,565,351
Food Service	0.1%	78,361
Forest Products & Paper	0.3%	326,753
Gas	0.8%	813,900
Hand & Machine Tools	0.6%	625,800
Healthcare Products	1.8%	1,888,669
Healthcare Services	0.5%	524,670
Holding Companies	0.4%	365,323
Home Builders	0.3%	344,357
Home Furnishings	0.8%	838,111
Hotels & Resorts	0.1%	146,422
Household Products & Wares	0.5%	519,717
Insurance	5.6%	5,910,510
Internet	0.6%	603,622
Investment Companies	0.6%	646,227
Iron & Steel	0.4%	429,585
Leisure Time	0.3%	306,414
Lodging	0.4%	396,794
Machinery - Construction & Mining	0.8%	869,338
Machinery - Diversified	1.0%	1,084,613
Media	0.6%	628,109
Metal Fabricate/Hardware	0.3%	335,219
Mining	2.3%	2,453,264
Miscellaneous Manufacturing	1.0%	1,074,034
Office & Business Equipment	0.3%	303,451
Oil & Gas	5.1%	5,385,115
Packaging and Containers	—%	15,501
Pharmaceuticals	8.4%	8,894,084
Pipelines	0.1%	95,788
Real Estate	1.6%	1,690,656
Real Estate Investment Trusts	1.7%	1,759,021
Real Estate Management Services	0.2%	196,404
Retail	2.2%	2,327,019
Semiconductors	1.7%	1,777,744
Shipbuilding	—%	13,197
Software	1.5%	1,603,456
Telecommunications	4.4%	4,644,374
Textiles	0.1%	136,550
Toys, Games & Hobbies	0.4%	426,478
Transportation	2.0%	2,068,187
Venture Capital	0.1%	108,961
Water	0.2%	245,212

	100.0%	$105,512,322

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Obser- vable Input
COMMON STOCKS
Australia	$7,780,702	$7,780,702	$—	$—
Austria	234,208	234,208	—	—
Belgium	1,093,452	1,093,452	—	—
Bermuda	50,796	50,796	—	—
China	138,711	138,711	—	—
Denmark	1,881,491	1,881,491	—	—
Finland	1,229,001	1,229,001	—	—
France	11,221,198	11,221,198	—	—
Germany	8,359,443	8,359,443	—	—
Hong Kong	3,453,345	3,453,345	—	—
Ireland	854,169	854,169	—	—
Isle of Man	37,914	37,914	—	—
Israel	602,440	602,440	—	—
Italy	2,180,173	2,180,173	—	—
Japan	26,126,913	26,126,913	—	—
Luxembourg	286,890	286,890	—	—
Macau	24,206	24,206	—	—
Netherlands	6,706,469	6,706,469	—	—
New Zealand	258,029	258,029	—	—
Norway	703,053	703,053	—	—
Portugal	163,400	163,400	—	—
Singapore	1,441,911	1,441,911	—	—
Spain	3,079,905	3,079,905	—	—
Sweden	2,507,198	2,507,198	—	—
Switzerland	10,392,577	10,392,577	—	—
United Kingdom	14,704,728	14,704,728	—	—

TOTAL COMMON STOCK	105,512,322	105,512,322	—	—

PREFERRED STOCKS	552,894	552,894	—	—
SHORT-TERM INVESTMENTS	290,095	290,095	—	—

TOTAL INVESTMENTS	$106,355,311	$106,355,311	$—	$—

LIABILITIES TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Obser- vable Input
OTHER FINANCIAL INSTRUMENTS(1)
Futures Contracts	$(1,628)	$(1,628)	$—	$—

TOTAL LIABILITIES -OTHER FINANCIAL INSTRUMENTS	$(1,628)	$(1,628)	$—	$—

The securities that have been valued at zero on the Schedule of Investments are considered to be Level 2 securities in the above table.

(1)

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments such as future contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2018	$755
Realized Gain (Loss)	(7)
Change in Appreciation/(Depreciation)	(748)

Balance as of 9/30/2019	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of the period.

An amount of $92,410,739 was transferred from Level 2 into Level 1 during the reporting period as a result of using quoted prices in active market for such foreign securities.

The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

Open futures contracts held by the Fund at September 30, 2019 were as follows:

Futures Contracts:

Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	E-Mini MSCI EAFE Index	12/20/2019	20	50	$1,898	$1,898,400	$—	$(1,628)

Total							$—	$(1,628)